Intangible Assets and Liabilities - Schedule of Goodwill, Indefinite Lived, Finite Life Intangible Assets and Liabilities (Detail) - USD ($) $ in Thousands	Nov. 03, 2018	Feb. 03, 2018	Oct. 28, 2017	Jan. 28, 2017
Goodwill	$ 924,134	$ 924,134	$ 924,134	$ 924,134
Gross Carrying Amount		464,182		464,182
Accumulated Amortization		(239,306)		(211,023)
Net Amount	$ 206,706	224,876	$ 231,736	253,159
Trademarks [Member]
Intangible Assets Not Subject to Amortization		90,500		90,500
Member Relationships [Member]
Gross Carrying Amount		245,000		245,000
Accumulated Amortization		(163,668)		(146,875)
Net Amount		81,332		98,125
Private Label Brands [Member]
Gross Carrying Amount		8,500		8,500
Accumulated Amortization		(4,486)		(3,778)
Net Amount		4,014		4,722
Below Market Lease [Member]
Gross Carrying Amount		120,182		120,182
Accumulated Amortization		(71,152)		(60,370)
Net Amount		49,030		59,812
Above Market Leases [Member]
Gross Carrying Amount		(30,515)		(30,515)
Accumulated Amortization		14,709		12,472
Net Amount		$ (15,806)		$ (18,043)